GROUP STRUCTURE (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interests in associates	$ 43
Interests in joint ventures	1,016	993
Interests in associates and joint ventures	1,059	993
CIESA [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	618	605
Citelec [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	156	158
CTBarragan S.A. [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	242	230
VMOS S.A. [Member]
IfrsStatementLineItems [Line Items]
Interests in associates	31
Southern Energy S.A. [Member]
IfrsStatementLineItems [Line Items]
Interests in associates	$ 12